Commitments and Contingencies (Details Textual) (USD $)	12 Months Ended
	Jul. 01, 2012	Jul. 03, 2011	Jun. 27, 2010
Commitments and Contingencies (Textual) [Abstract]
Environmental reserve established in 1995	$ 3,000,000
Accrual for Environmental Loss Contingencies, Ending Balance	1,436,000	1,478,000	1,500,000
Cost incurred inception to date on installation and on-going monitoring of wells	440,000
Amount purchased for zinc, aluminum, other purchased parts and natural gas year 1	10,300,000
Amount purchased for zinc, aluminum, other purchased parts and natural gas year 2	9,800,000
Amount purchased for zinc, aluminum, other purchased parts and natural gas year 3	6,500,000
Amount purchased for zinc, aluminum, other purchased parts and natural gas year 4	706,000
Minimum rental commitments under all non-cancelable operating leases year 1	552,000
Minimum rental commitments under all non-cancelable operating leases year 2	527,000
Minimum rental commitments under all non-cancelable operating leases year 3	303,000
Rental expense under all non-cancelable operating leases	$ 723,000	$ 783,000	$ 553,000